Summary of Significant Accounting Policies - Schedule of Amortized Over their Estimated Useful Lives (Details)	Dec. 31, 2025
Trademarks [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
License [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years
Software [Member] | Minimum [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	3 years
Software [Member] | Maximum [Member]
Schedule of Amortized Over their Estimated Useful Lives [Line Items]
Amortized estimated useful lives	10 years